SCHDEULE OF FAIR VALUE OF CONSIDERATION TRANSFERRED ASSETS ACQUIRED LIABILITIES ASSUMED (Details) (Parenthetical) - SLG Innovation Inc [Member] - shares	Mar. 31, 2025	Apr. 29, 2023
Business Combination [Line Items]
Number of preferred stock converted	33,609	33,212
Noncontrolling interest percentage	49.00%